Class Y Prospectus | RS Growth Fund
RS Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses		Class Y Prospectus RS Growth Fund Class Y
Management Fees		0.80%
Distribution (12b-1) Fees
Other Expenses		0.33%
Total Annual Fund Operating Expenses	[1]	1.13%
Fee Waiver/Expense Reimbursement	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.99%
[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.99% for Class Y shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class Y Prospectus RS Growth Fund Class Y
1 Year	101
3 Years	345
5 Years	609
10 Years	1,362

Expense Example, No Redemption (USD $)	Class Y Prospectus RS Growth Fund Class Y
1 Year	101
3 Years	345
5 Years	609
10 Years	1,362

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)
[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.50%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Class Y Prospectus RS Growth Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Class Y Shares	14.77%	(0.76%)	8.07%	[1]	8.67%	[1]	May 12, 1992
Class Y Shares Return After Taxes on Distributions	14.77%	(0.84%)	6.53%	[1]	6.98%	[1]	May 12, 1992
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	9.60%	(0.69%)	6.52%	[1]	7.07%	[1]	May 12, 1992
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%	[1]	7.33%	[1]	May 12, 1992
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 12, 1992, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.